AMOUNT DUE TO DIRECTOR (Details Narrative)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Other liabilities			$ 218,000	$ 1,129,000
Original loan		$ 800,000
Repayment of debt	$ 730,000
Maximum [Member]
Original loan		$ 1,000,000